Income Taxes - Summary of Net Deferred Income Tax Liability (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in deferred tax liability (asset) [abstract]
Balance at beginning of the period	$ (6,298)	$ (4,776)	$ (2,975)
Deferred tax provision for the period	497	(1,763)	(4,381)
Change in the statutory rate	63
Acquisition of subsidiaries, see Note 4	(413)	(563)	150
Venezuela effect		261
Effects in equity:
Unrealized loss (gain) on derivative financial instruments	(21)	(160)	324
Cumulative translation adjustment	31	221	1,766
Remeasurements of the net defined benefit liability	152	(61)	12
Inflation adjustment	20	543	328
Philippines disposal	387
Balance at end of the period	$ (5,582)	$ (6,298)	$ (4,776)